Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of property, plant and equipment

	Assets under construction	Plant and machinery	Office and other equipment	Right of use assets	Total
2023	€'000	€'000	€'000	€'000	€'000
Cost
At January 1, 2023	15,106	1,337	389	8,762	25,594
Additions during the period	5,379	113	18	2,842	8,352
Revaluation of right of use assets	-	-	-	19	19
Reclassifications	(101)	101			-
At June 30, 2023	20,384	1,551	407	11,623	33,965

Depreciation/Impairment
At January 1, 2023	(3,321)	(151)	(84)	(765)	(4,321)
Charge for year	-	(175)	(48)	(461)	(684)
Impairment charge	-	-	(205)	-	(205)
At June 30, 2023	(3,321)	(326)	(337)	(1,226)	(5,210)

Net book values
At June 30, 2023	17,063	1,225	70	10,397	28,755
At December 31, 2022	11,785	1,186	305	7,997	21,273

2022
Cost
At January 1, 2022	17,161	-	185	1,111	18,457
Additions during the year	9,191	1,267	274	322	11,054
Revaluation	-	-	-	708	708
Transfers during the year	(2,149)	70	(70)	-	(2,149)
Sale-and-leaseback	(8,294)	-	-	6,673	(1,621)
Disposals	-	-	-	(52)	(52)
Grant income	(803)	-	-	-	(803)
At December 31, 2022	15,106	1,337	389	8,762	25,594

Depreciation/Impairment
At January 1, 2022	-	-	(28)	(319)	(347)
Charge for year	-	(141)	(66)	(454)	(661)
Transfers during the year	-	(10)	10	-	-
Impairment charge	(3,321)	-	-	-	(3,321)
Derecognition	-	-	-	8	8
At December 31, 2022	(3,321)	(151)	(84)	(765)	(4,321)

Net book values
At December 31, 2022	11,785	1,186	305	7,997	21,273
At December 31, 2021	17,161	-	157	793	18,111